Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Components of Other Income (Expense)

Other income (expense) consisted of the following (in millions):

	Years Ended December 31,
	2013	2012	2011
Gain on sale of products	$4.3	$88.7	$—
Gain on sale of investments	—	28.8	0.8
Gain on sale of divested products	—	24.0	—
Gain on sale of business	2.3	—	—
Loss on extinguishment of debt	(18.5)	—	—
Loss on foreign exchange derivative	—	(70.4)	—
Bridge loan expenses	—	(37.1)	—
Earnings (losses) on equity method investments	6.0	1.3	(4.5)
Other income	25.7	3.2	3.2

Other income (expense)	$19.8	$38.5	$(0.5)